ASSETS ACQUISITION - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Asset Acquisition [Line Items]
Payment to acquire assets gross		¥ 272,323	$ 42,733	¥ 284,072	¥ 61,267
Zhengzhou Kaitong [Member] | Real Estate [Member]
Asset Acquisition [Line Items]
Assets acquisition consideration transferred	¥ 333,809
Payment to acquire assets gross	228,089
Assets acquisition, consideration transferred, liabilities incurred	¥ 105,720
Long-term purchase commitment amount		¥ 26,580